AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 14, 2016.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 220	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 221	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

K&L Gates LLP

70 W. Madison St., Suite 3100

Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 29, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 220 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 29, 2016 as the new effective date for Post-Effective Amendment No. 205 to the Trust’s Registration Statement, which was filed on September 4, 2015 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 212 and 216 to the Trust’s Registration Statement filed on November 17, 2015 and December 16, 2015. This Amendment relates solely to PowerShares Variable Rate Investment Grade Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 205 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 14th day of January, 2016.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Title:	Daniel E. Draper, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	January 14, 2016
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	January 14, 2016
Steven M. Hill

/s/ Anna Paglia	Secretary	January 14, 2016
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	January 14, 2016
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	January 14, 2016
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	January 14, 2016
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	January 14, 2016
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	January 14, 2016
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	January 14, 2016
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	January 14, 2016
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	January 14, 2016
Donald H. Wilson

*By: /s/ Anna Paglia		January 14, 2016
Anna Paglia

Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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